SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Sales	$ 76,033	$ 68,679	$ 56,791
Total Americas
Disclosure of geographical areas [line items]
Sales	29,068	26,036	22,207
United States
Disclosure of geographical areas [line items]
Sales	16,271	14,367	12,284
Brazil
Disclosure of geographical areas [line items]
Sales	4,982	4,149	3,506
Canada
Disclosure of geographical areas [line items]
Sales	3,563	3,034	2,818
Mexico
Disclosure of geographical areas [line items]
Sales	1,970	2,251	1,806
Argentina
Disclosure of geographical areas [line items]
Sales	960	1,230	858
Others
Disclosure of geographical areas [line items]
Sales	1,322	1,005	935
Total Europe
Disclosure of geographical areas [line items]
Sales	38,263	33,918	27,616
Germany
Disclosure of geographical areas [line items]
Sales	6,757	5,933	4,768
Poland
Disclosure of geographical areas [line items]
Sales	4,518	3,746	2,997
France
Disclosure of geographical areas [line items]
Sales	4,431	4,051	3,655
Spain
Disclosure of geographical areas [line items]
Sales	4,265	3,751	3,015
Italy
Disclosure of geographical areas [line items]
Sales	3,333	2,711	2,067
Czech Republic
Disclosure of geographical areas [line items]
Sales	1,782	1,400	1,107
Turkey
Disclosure of geographical areas [line items]
Sales	1,683	1,937	1,789
United Kingdom
Disclosure of geographical areas [line items]
Sales	1,471	1,370	1,159
Belgium
Disclosure of geographical areas [line items]
Sales	1,309	1,129	929
Netherlands
Disclosure of geographical areas [line items]
Sales	1,209	1,117	1,030
Russia
Disclosure of geographical areas [line items]
Sales	1,144	1,204	688
Romania
Disclosure of geographical areas [line items]
Sales	708	621	526
Others
Disclosure of geographical areas [line items]
Sales	5,653	4,948	3,886
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	8,702	8,725	6,968
South Africa
Disclosure of geographical areas [line items]
Sales	2,742	2,560	2,026
Morocco
Disclosure of geographical areas [line items]
Sales	628	596	498
Egypt
Disclosure of geographical areas [line items]
Sales	206	310	499
Rest of Africa
Disclosure of geographical areas [line items]
Sales	1,257	1,033	658
China
Disclosure of geographical areas [line items]
Sales	608	622	549
Kazakhstan
Disclosure of geographical areas [line items]
Sales	496	392	350
South Korea
Disclosure of geographical areas [line items]
Sales	365	259	184
India
Disclosure of geographical areas [line items]
Sales	92	163	85
Rest of Asia
Disclosure of geographical areas [line items]
Sales	2,308	2,790	2,119
Luxembourg
Disclosure of geographical areas [line items]
Sales	$ 162	$ 111	$ 88